OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Products and Services Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Revenue	$ 4,707.9	$ 4,282.8
Civil Aviation
Disclosure of operating segments [line items]
Revenue	2,709.3	2,435.8
Defense and Security
Disclosure of operating segments [line items]
Revenue	1,998.6	1,847.0
Products
Disclosure of operating segments [line items]
Revenue	1,871.4	1,495.3
Products | Civil Aviation
Disclosure of operating segments [line items]
Revenue	963.7	786.6
Products | Defense and Security
Disclosure of operating segments [line items]
Revenue	907.7	708.7
Training, software and services
Disclosure of operating segments [line items]
Revenue	2,836.5	2,787.5
Training, software and services | Civil Aviation
Disclosure of operating segments [line items]
Revenue	1,745.6	1,649.2
Training, software and services | Defense and Security
Disclosure of operating segments [line items]
Revenue	$ 1,090.9	$ 1,138.3